Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Credit Loss [Abstract]
RecoveriesFromFreestandingCreditEnhacement	$ 223	$ 677